COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of Future Minimum Payments under Operating Leases

Rental expense for office operating leases was $67,459 and $67,972 during the six months ended December 31, 2012 and 2011, respectively. Future minimum rental commitments under long-term non-cancellable facilities operating leases in place as of December 31, 2012 are as follows:

Period ending December 31,	Amount
2013	$99,684
2014	74,484
2015	9,414
Total minimum lease payments	$183,582

Rental expense for office operating leases was $87,769 and $43,662 during the years ended June 30, 2012 and 2011, respectively. Future minimum rental commitments under long-term non-cancellable facilities operating leases in place as of June 30, 2012 are as follows:

Years ending June 30	Amount
2013	$93,308
2014	100,041
2015	42,304
2016	-
2017	-
Thereafter	-
Total minimum lease payments	$235,653